Segment analysis - Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 4,055	$ 3,451	$ 3,344
U.S.
Disclosure of operating segments [line items]
Revenue	1,727	1,449	1,361
U.K
Disclosure of operating segments [line items]
Revenue	396	359	341
Brazil
Disclosure of operating segments [line items]
Revenue	$ 439	$ 352	$ 370